Investments - non-current (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Investments Non current

	As at March 31,
	2023		2023		2022

	(In millions)
(a) Investments - measured at Fair value through Other Comprehensive Income
Equity shares (quoted)	US$	78.2	Rs.	6,433.1	Rs.	8,029.1
Equity shares (unquoted)		84.2		6,916.5		6,697.1

Total	US$	162.4	Rs.	13,349.6	Rs.	14,726.2

(b) Investments - measured at Fair value through profit or loss
Investment in Government securities (quoted)	US$	1.2	Rs.	94.9	Rs.	—
Non-cumulative redeemable preference shares (unquoted)		—		4.0		4.0
Cumulative redeemable preference shares (unquoted)		0.2		15.0		15.0
Equity shares (unquoted)		45.1		3,706.4		2,486.0
Convertible debentures (unquoted)		8.2		673.1		551.9
Others (quoted)		0.6		48.9		—

Total	US$	55.3	Rs.	4,542.3	Rs.	3,056.9

(c) Investments - measured at amortised cost
Investment in Government Securities (quoted)	US$	131.0		10,760.0		5,426.1

	US$	131.0	Rs.	10,760.0	Rs.	5,426.1

Total (a+b+c)	US$	348.7	Rs.	28,651.9	Rs.	23,209.2